Pensions and Other Post-Employment Benefits - Summary of Pension and OPEB Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Re-measurements:
Defined Benefit Plan Cost (Recovery)	$ 12	$ 8	$ 11
Defined Contribution Plan Cost	18	19	16
Pension Benefits [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current Service Costs	13	14	14
Past Service Costs – Curtailments	(2)	(6)
Net Interest Costs	3	3	4
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	7	(9)	(3)
(Gains) Losses from Experience Adjustments		1
(Gains) Losses from Changes in Financial Assumptions		(2)	7
Defined Benefit Plan Cost (Recovery)	21	1	22
Defined Contribution Plan Cost	22	27	25
Total Plan Cost	43	28	47
OPEB [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current Service Costs	1	2	(3)
Past Service Costs – Curtailments		(1)
Net Interest Costs	1	1	1
Re-measurements:
(Gains) Losses from Changes in Demographic Assumptions		(1)
(Gains) Losses from Changes in Financial Assumptions	(1)	$ (1)
Defined Benefit Plan Cost (Recovery)	1		(2)
Total Plan Cost	$ 1		$ (2)